Share Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Awards Granted to Retirement Eligible Employees and Expensed at Date of Grant	$ 595,000	$ 654,000	$ 286,000
Unrecognized share-based compensation expense related to non-vested equity-settled awards, restricted stock and stock options	8,579,000
Vesting of restricted stock awards and exercises of stock options, shares withheld	76,727	87,357
Payroll taxes on restricted stock and stock options	1,239,000	1,547,000	61,000
Cash-settled awards granted, Maximum	3 years
Cash-settled awards granted, Minimum	1 year
Fair value of awards settled in cash	5,299,000	197,000	751,000
Fair value of vested cash-settled awards	19,071,000
Aggregate current value of non-vested cash-settled awards	7,278,000
Stock price of non-vested cash-settled awards	$ 17.33
Period after market leverage stock unit vest	3 years
Intrinsic value of options exercised	64,000	766,000	578,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share to be issued at stock price decrease by more than fifty percent	0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense related to non-vested equity-settled awards, restricted stock and stock options	585,000
Weighted average period over which amount will be recognized	1 year
Cash-settled awards granted, Maximum	4 years
Cash-settled awards granted, Minimum	3 years
Minimum Percent Annualized Return on Assets Vesting for Stock Unit Awards	1.00%
Vesting period of restricted stock units	3 years
Aggregate current value of non-vested cash-settled restricted stock unit awards		$ 15.02	$ 17.56
Aggregate current value of non-vested cash-settled restricted stock units		399,000	636,000
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash-settled awards granted, Maximum	4 years
Cash-settled awards granted, Minimum	3 years
Terms of awards	10 years
Aggregate current value of non-vested cash-settled restricted stock units	866,000	895,000	909,000
weighted average exercise price, Per Share		$ 11.31	$ 11.28
Granted, Equivalent Units	0
Market-leveraged stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Equivalent Units	154,900
Number of shares to be issued if stock price increases by fifty percent	232,370
Numbers of shares to be issued if stock price decreases by fifty percent	77,460
Equity-settled awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense related to non-vested equity-settled awards, restricted stock and stock options	4,351,000
Weighted average period over which amount will be recognized	2 years
Aggregate current value of non-vested cash-settled restricted stock unit awards	$ 18.99	$ 20.74
Aggregate current value of non-vested cash-settled restricted stock units	409,000	159,000
Granted, Equivalent Units	368,000
Minimum increases in stock price	50.00%
Percentage of decrease in stock price	50.00%
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense related to non-vested equity-settled awards, restricted stock and stock options	3,643,000
Weighted average period over which amount will be recognized	2 years
Terms of awards		10 years
Exercisable period		4 years
Cash Settled Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate current value of non-vested cash-settled restricted stock unit awards	$ 17.03	$ 13.13	$ 11.88
Aggregate current value of non-vested cash-settled restricted stock units	350,000	449,000	376,000
Granted, Equivalent Units	187,000
Performance Stock Units Psu [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period over or after performance stock unit vest	3 years
Temple Inland Stock [Member] | Pre Spin Stock Option Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised	1,132,000
Forestar Stock [Member] | Pre Spin Stock Option Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of awards	10 years
Exercisable period	4 years
Options Outstanding	60,000
Weighted average exercise price	$ 25.21
Weighted Average Remaining Contractual Term	3 years
Aggregate intrinsic value	$ 27,000
Special Performance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Equivalent Units	41,031
Special performance stock Unit Performance period	3 years
Special Performance [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Special Performance Stock Unit awards to be issued	0
Special Performance [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Special Performance Stock Unit awards to be issued	92,320